Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions	Issued capital [member]	Other reserves [member]	Capital Reserves Stock Options [Member]	Treasury shares [member]	Investment Reserve [Member]	Earnings Reserves Legal [Member]	Retained earnings [member]	Earnings Reserves Govern Mental Subsidy Reserve [Member]	Other Reserve [Member]	Earnings Reserves Appropriated Earnings [Member]	Accumulated other comprehensive income [member]	Controlling Shareholders [Member]	Non-controlling interests [member]	Total
At December 31, 2021 at Dec. 31, 2019	R$ 6,857	R$ 7	R$ 440	R$ (7)	R$ 2,916	R$ 556	R$ 6	R$ 58			R$ 107	R$ 10,940	R$ 2,608	R$ 13,548
Other comprehensive income:
Net income for the year										2,179		2,179	147	2,326
Foreign currency translation										(16)	1,570	1,554	591	2,145
Other											15	15	2	17
Comprehensive income for the year										2,163	1,585	3,748	740	4,488
Capital increase (note 24)	9											9		9
Capital reduction (note 1.2)	(1,216)	(7)	(209)									(1,432)		(1,432)
Stock options granted (note 24)			26									26		26
Stock options granted to subsidiaries (note 24)			6									6		6
Appropriation of net income to legal reserve (note 24)						109				(109)
Appropriation of net income to other reserves (note 24)					1,528			9		(1,537)
Mandatory dividends (note 24.3)										(515)		(515)		(515)
Dividends paid to non-controlling interests (note 24.4)													(143)	(143)
Subsidiary PUT valuation Disco (note 18.3)													(102)	(102)
Hyperinflation adjustment on foreign investments							220					220	5	225
Fair value exchange of assets with subsidiary (note 1.2)							694					694		694
Others							1			(2)		(1)	4	3
Ending balance, value at Dec. 31, 2020	5,650		263	(7)	4,444	665	921	67			1,692	13,695	3,112	16,807
Other comprehensive income:
Net income for the year										802		802	158	960
Foreign currency translation											(1,116)	(1,116)	(289)	(1,405)
Other											(2)	(2)	(1)	(3)
Comprehensive income for the year										802	(1,118)	(316)	(132)	(448)
Capital increase (note 24)	209				(200)							9		9
Stock in treasury (note 24)		2		6								8		8
Stock options granted (note 24)			26									26		26
Appropriation of net income to legal reserve (note 24)						40				(40)
Interest on own capital (note 24)					(68)							(68)		(68)
Appropriation of net income to other reserves (note 24)					(1,601)			2,282		(681)
Mandatory dividends (note 24.3)										(81)		(81)		(81)
Dividends paid to non-controlling interests (note 24.4)													(207)	(207)
Subsidiary PUT valuation Disco (note 18.3)													(70)	(70)
Hyperinflation adjustment on foreign investments							388					388	16	404
Others							(9)		(3)			(12)	12
Ending balance, value at Dec. 31, 2021	5,859	2	289	(1)	2,575	705	1,300	2,349	(3)		574	13,649	2,731	16,380
Other comprehensive income:
Net income for the year										(172)		(172)	168	(4)
Foreign currency translation											(2,334)	(2,334)	(596)	(2,930)
Other											8	8	(2)	6
Comprehensive income for the year										(172)	(2,326)	(2,498)	(430)	(2,928)
Capital increase (note 24)	2											2		2
Stock options granted (note 24)			27									27		27
Interest on own capital (note 24)					(14)							(14)		(14)
Transfer between earnings reserve					(235)			235
Shareholder Transactions							(248)					(248)	5	(243)
Dividends paid to non-controlling interests (note 24.4)													(225)	(225)
Subsidiary PUT valuation Disco (note 18.3)							(52)					(52)	95	43
Hyperinflation adjustment on foreign investments							636					636	73	709
Others							(7)		(2)			(9)	(9)	(18)
Ending balance, value at Dec. 31, 2022	R$ 5,861	R$ 2	R$ 316	R$ (1)	R$ 2,326	R$ 705	R$ 1,629	R$ 2,584	R$ (5)	R$ (172)	R$ (1,752)	R$ 11,493	R$ 2,240	R$ 13,733